Investments and Related Party Transactions - Additional Information (Detail) - USD ($)		12 Months Ended
	Jun. 17, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Investments [Line Items]
Ownership interest (as a percent)		50.00%
Other Assets [Member]
Schedule of Investments [Line Items]
Investment in LACC		$ 14,900,000
Eagle US 2 LLC [Member]
Schedule of Investments [Line Items]
Amount of capital committed in LACC	$ 225,000,000
Percentage of interest in LACC	10.00%
Maximum [Member] | Eagle US 2 LLC [Member]
Schedule of Investments [Line Items]
Percentage of ownership	50.00%
Chlorovinyls [Member]
Schedule of Investments [Line Items]
Investment in joint ventures		$ 15,800,000	$ 11,000,000	$ 11,700,000
TCI [Member]
Schedule of Investments [Line Items]
Ownership interest (as a percent)		60.00%
RS Cogen [Member]
Schedule of Investments [Line Items]
Ownership interest (as a percent)		50.00%
Future commitment per year to purchase electricity and steam from the joint venture		$ 23,500,000
Aggregate future commitment to purchase electricity and steam from the joint venture		160,700,000
Purchases under future commitment		$ 25,800,000	25,000,000
RS Cogen [Member] | Chlorovinyls [Member]
Schedule of Investments [Line Items]
Ownership interest (as a percent)		50.00%
Investment in joint ventures		$ 9,500,000	4,600,000
Future commitment per year to purchase electricity and steam from the joint venture		23,500,000
Aggregate future commitment to purchase electricity and steam from the joint venture		160,700,000
Purchases under future commitment		$ 25,800,000	25,000,000	$ 22,900,000
Shriram Vinyl Polytech Private Limited [Member] | Chlorovinyls [Member]
Schedule of Investments [Line Items]
Ownership interest (as a percent)		50.00%
Investment in joint ventures		$ 5,800,000	5,800,000
Vinyl Solutions Llc [Member] | Chlorovinyls [Member]
Schedule of Investments [Line Items]
Ownership interest (as a percent)		50.00%
Investment in joint ventures		$ 500,000	$ 600,000